Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income	$ 604,733	$ 990,415	$ 1,733,171
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	292,054	292,464	277,927
Loss on disposition of property and equipment	1,473	1,104	5,762
Provision for credit losses, net	44,465	583,877	828,761
Accrued interests on loan from a related party	79,566
Deferred tax benefit	(79,088)	(146,200)	(309,763)
Amortization of operating lease right-of-use assets	301,930	256,137
Changes in operating assets and liabilities:
Notes receivable	(446,474)	265,037	(397,662)
Accounts receivable	885,122	(1,739,014)	(1,651,406)
Accounts receivable – a related party	289,847	359,984	(884,081)
Inventories	(2,325,291)	316,187	1,065,684
Advance to suppliers	115,786	188,743	458,727
Advance to supplier – related parties	(33,232)	(789,591)	(35,627)
Prepayments and other assets	(972,468)	(264,076)	169,132
Accounts payable	(104,518)	742,298	112,149
Accounts payable – related parties		(400,875)	(66,449)
Notes payable	736,217
Advance from customers	2,537,104	(843,256)	(1,173,533)
Accrued expenses and other liabilities	(188,803)	183,957	458,508
Taxes payable	(444,752)	210,286	228,647
Operating leases liabilities	(302,039)	(279,282)
Net cash provided by (used in) operating activities	991,632	(71,805)	819,947
Cash flows from investing activities:
Payments for purchase of property and equipment	(119,604)	(302,668)	(247,722)
Payments for purchase of intangible assets	(92,741)		(3,348)
Purchase of short-term investment		(2,157,514)
Redemption of short-term investment	2,050,074
Net cash provided by (used in) investing activities	1,837,729	(2,460,182)	(251,070)
Cash flows from financing activities:
Proceeds from short-term bank loan	423,600	445,800
Repayment of short-term bank loan	(423,600)
Proceeds from long-term bank loans	423,600	1,337,400
Repayment of long-term bank loans	(536,560)	(118,880)	(46,500)
Loan proceeds from related parties	2,259	244,447	2,538,900
Repurchase of subsidiary shares			(2,452,255)
Proceeds from private placement			61,122
Payment for deferred IPO cost	(269,911)
Net cash provided by (used in) financing activities	(380,612)	1,908,767	101,267
Effect of exchange rate changes on cash	(59,920)	(204,453)	67,259
Net increase (decrease) in cash	2,388,829	(827,673)	737,403
Cash and restricted cash, beginning of year	2,293,563	3,121,236	2,383,833
Cash and restricted cash, end of year	4,682,392	2,293,563	3,121,236
Reconciliation of cash and restricted cash, end of year
Cash	3,993,086	2,205,236	2,870,798
Restricted cash	457,023	88,327	250,438
Long-term restricted cash	232,283
Total cash and restricted cash	4,682,392	2,293,563	3,121,236
Supplemental disclosure information:
Cash paid for income tax	268,462	169,208	226,842
Cash paid for interest	81,063	63,678	19,334
Non-cash activities
ROU reduction due to lease modification	33,049
Right-of-assets obtained in exchange for operating lease obligations		$ 929,661